18. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Tables
Segment reporting

Year ended December 31, 2017

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	831,630	133,747	58,474	—	1,023,851
Property and management cost	—	98,248	13,782	—	112,030
Reversal of provision for credit losses	(13,443)	—	—	—	(13,443)
Interest expense, related parties	157,295	—	4,746	—	162,041
Interest expense	272,171	35,020	—	—	307,191
Product development expense	82,375	—	—	—	82,375

Segment Income before taxes	333,232	479	39,946	—	373,657
General and administrative	—	—	—	204,077	204,077
Selling and marketing	—	—	—	181,176	181,176
Income (loss) from continuing operations before income taxes	333,232	479	39,946	(385,253)	(11,596)

Year ended December 31, 2016

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	706,160	109,708	60,057	—	875,925
Property and management cost	—	95,974	13,594	—	109,568
Provision for credit losses	116,032	—	—	—	116,032
Interest expense-related parties	37,816	1,619	1,904	—	41,339
Interest expense	221,934	40,350	478	—	262,762
Product development expense	62,647	—	—	—	62,647

Segment Income (loss) before taxes	267,731	(28,235)	44,081	—	283,577
General and administrative	—	—	—	198,787	198,787
Selling and marketing	—	—	—	89,620	89,620
Income (loss) from continuing operations before income taxes	267,731	(28,235)	44,081	(288,407)	(4,830)

Year ended December 31, 2015

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	288,807	101,218	62,953	—	452,978
Property and management cost	—	96,937	12,841	—	109,778
Provision for credit losses	62,376	—	—	—	62,376
Interest expense-related parties	37,584	439	—	—	38,023
Interest expense	103,912	50,490	—	—	154,402
Product development expense	38,325	—	—	—	38,325

Segment Income (loss) before taxes	46,610	(46,648)	50,112	—	50,074
General and administrative	—	—	—	106,932	106,932
Selling and marketing	—	—	—	20,913	20,913
Litigation expense	—	—	—	—	—-
Income (loss) from continuing operations before income taxes	46,610	(46,648)	50,112	(127,845)	(77,771)